Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	¥ 5,424	$ 851	¥ 5,221	¥ 1,855